Loans (Recorded Investment In loans By Portfolio Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Notes And Loans Receivable [Line Items]
Subtotal	$ 212,870	$ 158,280
Less: ALLL	(5,729)	(5,237)	(6,110)	(9,758)
Loans, net	207,141	153,043
Commercial Loan [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	37,526	25,408
Single-family residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	32,219	43,058
Multi-family residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	32,197	21,576
Commercial Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	83,752	54,291
Construction Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	11,465	14
Home Equity Line of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	14,851	12,963
Other Loans [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	$ 860	$ 970